Leases (Details)	12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Disclosure Text Block [Abstract]
Number of operating leases	1
Incremental borrowing rate	4.75%
Operating lease expense	$ 83,639	$ 55,265